Prepaid Expense and Other Current Assets (Details) - Schedule of Prepaid Expense and Other Current Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepaid Expense and Other Current Assets [Line Items]
Prepaid operating cost	$ 978,444	$ 511,453
Prepaid service cost	52,363	1,024,386
Others	28,468	68,295
Total	$ 1,059,275	$ 1,604,134